Annual Operating Expenses - FidelityGlobalCreditFund-AMCIZPRO - FidelityGlobalCreditFund-AMCIZPRO - Fidelity Global Credit Fund	Mar. 01, 2023
Fidelity Advisor Global Credit Fund - Class A
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual operating expenses	0.85%
Fee waiver and/or expense reimbursement	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.75%
Fidelity Advisor Global Credit Fund - Class M
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual operating expenses	0.90%
Fee waiver and/or expense reimbursement	0.15%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.75%
Fidelity Advisor Global Credit Fund - Class C
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual operating expenses	1.65%
Fee waiver and/or expense reimbursement	0.15%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.50%
Fidelity Advisor Global Credit Fund - Class I
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.55%
Fee waiver and/or expense reimbursement	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.50%
Fidelity Advisor Global Credit Fund - Class Z
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.45%
Fee waiver and/or expense reimbursement	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.41%